Unrecognized contractual commitments (excluding Orange Bank) - Asset and liability warranties in relation to disposals (Details) £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2015	Jul. 31, 2015	Dec. 31, 2017 EUR (€)	Dec. 31, 2015	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2007 EUR (€)
Warranty contingent liability, disposal of assets [member] | Deutsche Telekom [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect					£ 750	€ 845,000,000
Counter-guarantee percentage			50.00%
Warranty contingent liability, disposal of assets [member] | Hutchinson 3G [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect					375	423,000,000
EE [member] | Warranty contingent liability, disposal of assets [member] | BT Group Plc [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of the given warranty for which the entity is responsible			€ 50
EE [member] | Warranty contingent liability, disposal of assets [member] | BT Group Plc [member] | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect					£ 5,100	€ 5,800,000,000
Mobile and internet operations, Netherlands [member] | Warranty contingent liability, disposal of assets, tax related [member] | Deutsche Telekom [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect									€ 400,000,000
Orange Dominicana [member] | Warranty contingent liability, disposal of assets, standard [member] | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect							$ 142	€ 119,000,000
Dailymotion [member]
Disclosure of unrecognized contractual commitments [line items]
Voting interests disposed of (as a percent)	80.00%	10.00%
Dailymotion [member] | Warranty contingent liability, disposal of assets, standard [member]
Disclosure of unrecognized contractual commitments [line items]
Voting interests disposed of (as a percent)			10.00%	90.00%